Corporate Information - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 23, 2014
Organization And Description Of Business [Line Items]
Exercise price of warrants	$ 2	$ 2.00	$ 2.00	$ 2
Warrant exercisable period	5 years	5 years	5 years
Private Placement [Member]
Organization And Description Of Business [Line Items]
Stock issued	6,779,510
Sales of common stock, price per share	$ 2.00			$ 2.00
Proceeds from sale of stock	$ 13.56
Common Stock [Member]
Organization And Description Of Business [Line Items]
Aggregate shares issued upon acquisition	542,360
Common Stock [Member] | Private Placement [Member]
Organization And Description Of Business [Line Items]
Stock issued			6,779,510